CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares
Short-term investments, including marketable securities | ¥	¥ 506,407
Accounts receivable, allowance (in CNY)	5,559		¥ 5,977
Long-term investments, including marketable securities | ¥	¥ 166,546		¥ 137,943
Ordinary shares, par value per share | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	253,978,323	253,978,323	250,747,255	250,747,255
Ordinary shares, shares outstanding	250,881,559	250,881,559	250,747,255	250,747,255
Treasury stock, shares	3,096,764	3,096,764